Investments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 371	$ 320	$ 61
Total net realized losses related to other-than-temporary impairments	(6)	(21)	(105)
Total net realized gains (losses)	365	299	(44)
Fixed maturity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	309	466	196
Total net realized losses related to other-than-temporary impairments	0	(21)	(98)
Equity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	62	(136)	12
Total net realized losses related to other-than-temporary impairments	(6)	0	(7)
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 0	$ (10)	$ (147)